12 Months Ended
Jan. 28, 2015

ALPS SERIES TRUST

Cognios Market Neutral Large Cap Fund (the “Fund”)

SUPPLEMENT DATED SEPTEMBER 2, 2015 TO THE FUND’S PROSPECTUS DATED
JANUARY 28, 2015

Effective immediately, the following revisions have been made to the Fund’s Prospectus:

The Fees and Expenses table and related footnotes on page 3 of the Fund’s Prospectus are deleted in their entirety and replaced with the following:

	Investor Class	Institutional Class
Shareholder Fees
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.50%	1.50%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	2.40%	1.93%
Dividend Expense(1), Borrowing Costs and Brokerage Expenses on Securities Sold Short	2.01%	2.01%
Total Annual Fund Operating Expenses (2)	6.16%	5.44%
Fee Waiver and Expense Reimbursement (3)	(2.20)%	(1.73)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (4)	3.96%	3.71%

(1) Dividend Expense reflects dividends paid on borrowed securities and are an expense of short sales. Such expenses are required to be treated as a Fund expense for accounting purposes and are not payable to Cognios Capital, LLC (the “Adviser”).

(2) Total Annual Fund Operating Expenses excluding Dividend Expense (dividends paid on borrowed securities) are:

Investor Class

Institutional Class

4.15%

3.43%

(3) Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has agreed contractually to reduce the fees payable to it under the Investment Advisory Agreement (but not below zero) and/or reimburse other expenses of the Fund attributable to services provided by ALPS Fund Services, Inc. and its affiliates (including, but not limited to, organizational expenses and offering costs) to the extent necessary to limit the Total Annual Fund Operating Expenses of each of the Investor Class and Institutional Class shares of the Fund (exclusive of brokerage costs, interest, taxes, dividends, litigation expenses, indemnification amounts, borrowing costs, brokerage expenses and dividend expenses on securities sold short, distribution/12b-1 fees and extraordinary expenses to 1.70% of the Fund’s average annual net assets. The Fee Waiver Agreement is in effect through January 31, 2016 and may not be terminated or modified prior to this date except with the approval of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Fee Waiver Agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expenses were deferred.

(4)  Total Annual Operating Expenses After Fee Waiver/Expense Reimbursement excluding Dividend Expenses, borrowing costs and brokerage expenses on securities sold short are:

Investor Class

Institutional Class

1.95%

1.70%